Quarterly Holdings Report
for

Fidelity® Series High Income Fund

July 31, 2019

FSH-QTLY-0919
1.924275.108

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 91.5%
	Principal Amount	Value
Convertible Bonds - 0.6%
Broadcasting - 0.6%
DISH Network Corp.:
2.375% 3/15/24	$690,000	$613,445
3.375% 8/15/26	8,720,000	7,990,467
		8,603,912
Nonconvertible Bonds - 90.9%
Aerospace - 3.6%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (a)	6,845,000	7,162,608
Bombardier, Inc.:
7.5% 12/1/24 (a)	5,840,000	6,020,748
7.5% 3/15/25 (a)	9,540,000	9,700,988
7.875% 4/15/27 (a)	4,585,000	4,642,313
BWX Technologies, Inc. 5.375% 7/15/26 (a)	5,625,000	5,821,875
TransDigm UK Holdings PLC 6.875% 5/15/26	1,435,000	1,463,700
TransDigm, Inc.:
6.25% 3/15/26 (a)	11,415,000	11,971,481
6.5% 7/15/24	7,940,000	8,158,350
		54,942,063
Air Transportation - 0.6%
Aercap Global Aviation Trust 6.5% 6/15/45 (a)(b)	8,310,000	8,808,600
Banks & Thrifts - 2.7%
Ally Financial, Inc.:
3.875% 5/21/24	2,405,000	2,483,163
4.25% 4/15/21	1,210,000	1,229,082
5.75% 11/20/25	24,320,000	27,147,200
8% 11/1/31	7,280,000	9,729,720
		40,589,165
Broadcasting - 1.7%
Sirius XM Radio, Inc.:
3.875% 8/1/22 (a)	2,610,000	2,636,100
4.625% 7/15/24 (a)	2,145,000	2,207,849
5% 8/1/27 (a)	7,200,000	7,425,000
5.375% 4/15/25 (a)	6,223,960	6,457,359
5.375% 7/15/26 (a)	6,393,000	6,680,685
		25,406,993
Cable/Satellite TV - 6.2%
Altice SA 7.75% 5/15/22 (a)	831,000	848,659
CCO Holdings LLC/CCO Holdings Capital Corp.:
5% 2/1/28 (a)	1,905,000	1,955,102
5.125% 5/1/27 (a)	4,720,000	4,867,500
5.5% 5/1/26 (a)	7,025,000	7,332,344
5.75% 2/15/26 (a)	7,320,000	7,711,327
5.875% 4/1/24 (a)	7,805,000	8,107,444
5.875% 5/1/27 (a)	8,075,000	8,468,656
CSC Holdings LLC:
5.125% 12/15/21 (a)	3,760,000	3,760,000
5.5% 5/15/26 (a)	10,185,000	10,643,325
5.5% 4/15/27 (a)	3,810,000	3,990,975
7.5% 4/1/28 (a)	1,885,000	2,075,856
7.75% 7/15/25 (a)	3,770,000	4,052,750
DISH DBS Corp.:
5.875% 7/15/22	4,135,000	4,179,534
7.75% 7/1/26	5,935,000	5,786,625
Virgin Media Secured Finance PLC:
5.25% 1/15/26 (a)	995,000	1,016,144
5.5% 8/15/26 (a)	2,675,000	2,795,375
Ziggo Bond Finance BV 5.875% 1/15/25 (a)	7,325,000	7,498,969
Ziggo Secured Finance BV 5.5% 1/15/27 (a)	9,790,000	10,022,513
		95,113,098
Capital Goods - 0.8%
AECOM:
5.125% 3/15/27	6,930,000	7,259,175
5.875% 10/15/24	4,005,000	4,325,400
		11,584,575
Chemicals - 2.7%
CF Industries Holdings, Inc. 5.15% 3/15/34	7,525,000	7,430,938
Element Solutions, Inc. 5.875% 12/1/25 (a)	3,890,000	3,958,075
OCI NV 6.625% 4/15/23 (a)	5,725,000	5,954,000
The Chemours Co. LLC:
5.375% 5/15/27	860,000	756,800
6.625% 5/15/23	3,519,000	3,534,413
7% 5/15/25	2,335,000	2,290,326
TPC Group, Inc.:
8.75% 12/15/20 (a)	9,040,000	9,053,560
10.5% 8/1/24 (a)(c)	940,000	987,000
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375% 9/1/25 (a)	1,705,000	1,613,356
Valvoline, Inc. 5.5% 7/15/24	2,075,000	2,142,438
W. R. Grace & Co.-Conn.:
5.125% 10/1/21 (a)	1,155,000	1,196,869
5.625% 10/1/24 (a)	1,475,000	1,593,000
		40,510,775
Containers - 1.0%
Ard Securities Finance SARL 8.75% 1/31/23 pay-in-kind (a)(b)	1,828,167	1,887,582
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 6% 2/15/25 (a)	6,492,000	6,702,990
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (a)	2,510,000	2,553,925
7% 7/15/24 (a)	2,985,000	3,082,013
Trivium Packaging Finance BV:
5.5% 8/15/26 (a)(c)	890,000	917,813
8.5% 8/15/27 (a)(c)	890,000	939,208
		16,083,531
Diversified Financial Services - 6.9%
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26	8,679,000	8,922,012
FLY Leasing Ltd.:
5.25% 10/15/24	5,980,000	6,131,294
6.375% 10/15/21	5,167,000	5,277,057
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6.25% 2/1/22	4,975,000	5,112,410
6.25% 5/15/26 (a)	3,485,000	3,585,507
6.375% 12/15/25	6,150,000	6,426,750
6.75% 2/1/24	2,995,000	3,108,870
MSCI, Inc.:
5.25% 11/15/24 (a)	4,755,000	4,896,224
5.75% 8/15/25 (a)	1,635,000	1,703,997
Navient Corp.:
5% 10/26/20	2,425,000	2,475,016
6.125% 3/25/24	3,555,000	3,737,585
6.5% 6/15/22	5,030,000	5,355,441
6.75% 6/25/25	6,740,000	7,043,300
6.75% 6/15/26	1,710,000	1,780,538
7.25% 1/25/22	925,000	1,005,938
7.25% 9/25/23	3,045,000	3,322,856
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (a)	1,540,000	1,595,933
5.25% 8/15/22 (a)	2,815,000	2,971,486
5.5% 2/15/24 (a)	5,950,000	6,427,785
Quicken Loans, Inc. 5.25% 1/15/28 (a)	4,535,000	4,591,688
Radiate Holdco LLC/Radiate Financial Service Ltd. 6.875% 2/15/23 (a)	4,485,000	4,552,275
Springleaf Finance Corp.:
6.875% 3/15/25	1,735,000	1,940,736
7.125% 3/15/26	5,465,000	6,137,878
Tempo Acquisition LLC 6.75% 6/1/25 (a)	7,110,000	7,332,188
		105,434,764
Diversified Media - 0.9%
E.W. Scripps Co. 5.125% 5/15/25 (a)	1,250,000	1,246,088
MDC Partners, Inc. 6.5% 5/1/24 (a)	3,903,000	3,522,458
Nielsen Co. SARL (Luxembourg) 5% 2/1/25 (a)	2,455,000	2,369,075
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	6,945,000	6,934,235
		14,071,856
Energy - 16.2%
Archrock Partners LP / Archrock Partners Finance Corp. 6.875% 4/1/27 (a)	2,110,000	2,220,775
California Resources Corp. 8% 12/15/22 (a)	14,855,000	10,398,500
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27	1,745,000	1,899,694
7% 6/30/24	4,515,000	5,135,903
Cheniere Energy Partners LP:
5.25% 10/1/25	29,895,000	30,979,256
5.625% 10/1/26	2,270,000	2,400,525
Chesapeake Energy Corp. 8% 1/15/25	7,955,000	6,801,525
Citgo Holding, Inc. 9.25% 8/1/24 (a)	1,545,000	1,608,731
Citgo Petroleum Corp. 6.25% 8/15/22 (a)	6,128,000	6,189,280
Comstock Escrow Corp. 9.75% 8/15/26	5,800,000	4,335,500
Consolidated Energy Finance SA:
6.5% 5/15/26 (a)	4,185,000	4,143,150
6.875% 6/15/25 (a)	3,085,000	3,142,844
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.25% 4/1/23	7,355,000	7,484,080
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	2,900,000	2,936,250
DCP Midstream Operating LP 5.375% 7/15/25	4,895,000	5,194,917
Denbury Resources, Inc.:
7.75% 2/15/24 (a)	5,410,000	3,962,825
9.25% 3/31/22 (a)	3,757,000	3,296,768
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (a)	1,235,000	1,278,225
5.75% 1/30/28 (a)	1,240,000	1,314,400
Ensco PLC:
5.2% 3/15/25	2,605,000	1,862,575
7.75% 2/1/26	2,870,000	2,095,100
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 5/15/26 (a)	4,365,000	3,912,131
8% 11/29/24 (a)	9,975,000	6,608,438
Hess Infrastructure Partners LP 5.625% 2/15/26 (a)	6,070,000	6,310,903
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	3,252,000	3,113,790
5.75% 10/1/25 (a)	1,955,000	1,901,238
Jonah Energy LLC 7.25% 10/15/25 (a)	8,900,000	3,515,500
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (a)	2,570,000	2,589,275
MEG Energy Corp.:
6.375% 1/30/23 (a)	2,645,000	2,506,138
7% 3/31/24 (a)	4,580,000	4,372,892
Nabors Industries, Inc. 5.75% 2/1/25	4,080,000	3,539,400
NextEra Energy Partners LP 4.25% 9/15/24 (a)	4,285,000	4,327,850
Noble Holding International Ltd. 7.875% 2/1/26 (a)	2,770,000	2,361,425
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (a)	3,450,000	3,475,875
5.375% 1/15/25 (a)	2,185,000	2,212,444
5.625% 10/15/27 (a)	1,410,000	1,455,825
6.25% 6/1/24 (a)	1,030,000	1,067,338
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23	5,195,000	5,391,371
7.25% 6/15/25	700,000	733,250
Sanchez Energy Corp. 7.25% 2/15/23 (a)	11,110,000	9,054,650
SemGroup Corp.:
6.375% 3/15/25	11,175,000	10,728,000
7.25% 3/15/26	10,768,000	10,444,960
Southwestern Energy Co.:
7.5% 4/1/26	1,985,000	1,736,875
7.75% 10/1/27	1,713,000	1,486,576
Summit Midstream Holdings LLC 5.75% 4/15/25	6,475,000	5,568,500
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23	2,395,000	2,436,194
5.5% 2/15/26	1,280,000	1,324,800
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	4,185,000	4,188,976
5.875% 4/15/26	9,140,000	9,651,383
6.75% 3/15/24	1,490,000	1,542,150
TerraForm Power Operating LLC:
4.25% 1/31/23 (a)	2,750,000	2,752,668
5% 1/31/28 (a)	1,295,000	1,314,425
6.625% 6/15/25 (a)(b)	3,195,000	3,370,725
U.S.A. Compression Partners LP:
6.875% 4/1/26	3,560,000	3,702,756
6.875% 9/1/27 (a)	2,015,000	2,095,419
Weatherford International Ltd. 9.875% 2/15/24 (d)	2,095,000	989,888
Weatherford International, Inc.:
6.8% 6/15/37 (d)	1,720,000	774,000
9.875% 3/1/25 (d)	12,130,000	5,670,775
		246,909,626
Environmental - 1.2%
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	13,015,000	13,056,127
Tervita Escrow Corp. 7.625% 12/1/21 (a)	5,935,000	6,053,700
		19,109,827
Food/Beverage/Tobacco - 4.5%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	8,710,000	8,710,000
Cott Holdings, Inc. 5.5% 4/1/25 (a)	2,875,000	2,946,875
JBS Investments GmbH 7.25% 4/3/24 (a)	4,035,000	4,186,313
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	14,575,000	15,048,688
5.875% 7/15/24 (a)	2,655,000	2,728,013
6.75% 2/15/28 (a)	10,910,000	11,728,250
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (a)(c)	4,190,000	4,184,763
6.5% 4/15/29 (a)	4,625,000	4,966,094
Lamb Weston Holdings, Inc. 4.875% 11/1/26 (a)	1,045,000	1,084,188
Pilgrim's Pride Corp. 5.75% 3/15/25 (a)	845,000	872,463
Post Holdings, Inc.:
5% 8/15/26 (a)	2,555,000	2,609,294
5.75% 3/1/27 (a)	2,255,000	2,336,744
Vector Group Ltd. 6.125% 2/1/25 (a)	7,975,000	7,556,871
		68,958,556
Gaming - 5.4%
Boyd Gaming Corp. 6% 8/15/26	2,160,000	2,257,200
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (a)	9,050,000	9,030,090
Eldorado Resorts, Inc.:
6% 4/1/25	3,750,000	3,951,563
6% 9/15/26	1,290,000	1,393,200
GLP Capital LP/GLP Financing II, Inc.:
5.25% 6/1/25	3,380,000	3,630,458
5.375% 4/15/26	1,200,000	1,305,744
Golden Entertainment, Inc. 7.625% 4/15/26 (a)	3,125,000	3,210,938
MCE Finance Ltd. 4.875% 6/6/25 (a)	2,855,000	2,867,881
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	4,845,000	4,973,393
5.625% 5/1/24	7,470,000	7,974,225
5.75% 2/1/27 (a)	1,340,000	1,445,873
MGM Mirage, Inc. 5.75% 6/15/25	3,130,000	3,383,374
Penn National Gaming, Inc. 5.625% 1/15/27 (a)	3,505,000	3,559,328
Scientific Games Corp. 5% 10/15/25 (a)	6,630,000	6,779,175
Stars Group Holdings BV 7% 7/15/26 (a)	10,025,000	10,563,844
Twin River Worldwide Holdings, Inc. 6.75% 6/1/27 (a)	900,000	938,250
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (a)	4,485,000	4,597,125
Wynn Macau Ltd.:
4.875% 10/1/24 (a)	6,455,000	6,459,034
5.5% 10/1/27 (a)	3,795,000	3,793,748
		82,114,443
Healthcare - 9.9%
Catalent Pharma Solutions 4.875% 1/15/26 (a)	955,000	974,100
Charles River Laboratories International, Inc. 5.5% 4/1/26 (a)	2,550,000	2,696,625
Community Health Systems, Inc.:
6.25% 3/31/23	5,895,000	5,644,463
8% 3/15/26 (a)	4,460,000	4,276,025
8.625% 1/15/24 (a)	7,940,000	7,940,000
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	4,465,000	4,621,275
HCA Holdings, Inc.:
5.25% 6/15/26	2,865,000	3,179,798
5.375% 9/1/26	2,935,000	3,177,138
5.875% 5/1/23	7,350,000	8,039,063
6.25% 2/15/21	5,100,000	5,344,086
Hologic, Inc. 4.375% 10/15/25 (a)	2,845,000	2,857,063
IMS Health, Inc. 5% 5/15/27 (a)	4,095,000	4,268,546
MPH Acquisition Holdings LLC 7.125% 6/1/24 (a)	560,000	543,178
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26	1,895,000	1,966,063
5.5% 5/1/24	1,515,000	1,554,769
6.375% 3/1/24	2,595,000	2,724,750
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23	7,260,000	7,367,593
Service Corp. International 5.125% 6/1/29	2,120,000	2,231,300
Teleflex, Inc. 4.875% 6/1/26	3,145,000	3,270,800
Tenet Healthcare Corp.:
5.125% 5/1/25	1,775,000	1,768,717
6.25% 2/1/27 (a)	4,115,000	4,259,025
6.75% 6/15/23	10,005,000	10,292,644
8.125% 4/1/22	16,860,000	17,998,050
THC Escrow Corp. III 7% 8/1/25	5,835,000	5,820,413
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (a)	3,645,000	3,790,800
5.875% 5/15/23 (a)	1,367,000	1,376,842
6.125% 4/15/25 (a)	6,305,000	6,452,852
7% 3/15/24 (a)	2,945,000	3,106,975
8.5% 1/31/27 (a)	2,855,000	3,144,354
9% 12/15/25 (a)	4,735,000	5,287,575
9.25% 4/1/26 (a)	3,945,000	4,408,538
Vizient, Inc. 6.25% 5/15/27 (a)	360,000	382,500
Wellcare Health Plans, Inc.:
5.25% 4/1/25	4,005,000	4,156,029
5.375% 8/15/26 (a)	5,620,000	5,943,881
		150,865,830
Homebuilders/Real Estate - 0.6%
Howard Hughes Corp. 5.375% 3/15/25 (a)	5,535,000	5,673,375
Starwood Property Trust, Inc. 4.75% 3/15/25	3,205,000	3,252,434
		8,925,809
Hotels - 0.8%
Hilton Domestic Operating Co., Inc. 5.125% 5/1/26	9,375,000	9,739,313
Hilton Escrow Issuer LLC 4.25% 9/1/24	2,000,000	2,025,400
		11,764,713
Insurance - 0.4%
AmWINS Group, Inc. 7.75% 7/1/26 (a)	1,705,000	1,779,594
USIS Merger Sub, Inc. 6.875% 5/1/25 (a)	4,605,000	4,571,384
		6,350,978
Leisure - 0.2%
Mattel, Inc. 6.75% 12/31/25 (a)	3,165,000	3,327,270
Metals/Mining - 1.1%
First Quantum Minerals Ltd.:
6.5% 3/1/24 (a)	2,350,000	2,250,492
7.25% 4/1/23 (a)	3,135,000	3,105,609
Freeport-McMoRan, Inc.:
3.875% 3/15/23	1,835,000	1,839,037
6.875% 2/15/23	4,810,000	5,062,525
Nufarm Australia Ltd. 5.75% 4/30/26 (a)	4,635,000	4,380,075
		16,637,738
Paper - 0.6%
Berry Global Escrow Corp. 4.875% 7/15/26 (a)	3,170,000	3,296,800
Flex Acquisition Co., Inc.:
6.875% 1/15/25 (a)	5,515,000	4,894,563
7.875% 7/15/26 (a)	1,430,000	1,294,150
NewPage Corp. 11.375% 12/31/2014 (d)(e)	56,458,756	6
		9,485,519
Restaurants - 0.8%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (a)	4,498,000	4,597,046
5% 10/15/25 (a)	1,705,000	1,739,100
Golden Nugget, Inc. 6.75% 10/15/24 (a)	6,335,000	6,521,122
		12,857,268
Services - 2.7%
APX Group, Inc.:
7.625% 9/1/23	6,550,000	5,123,410
7.875% 12/1/22	5,390,000	5,121,578
Aramark Services, Inc.:
5% 4/1/25 (a)	3,880,000	3,995,624
5.125% 1/15/24	2,405,000	2,466,039
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (a)	3,785,000	3,311,875
CDK Global, Inc.:
5.25% 5/15/29 (a)	695,000	721,063
5.875% 6/15/26	2,710,000	2,882,763
Corrections Corp. of America:
4.125% 4/1/20	1,500,000	1,490,625
4.625% 5/1/23	1,285,000	1,221,714
5% 10/15/22	5,430,000	5,321,400
Frontdoor, Inc. 6.75% 8/15/26 (a)	1,855,000	1,975,575
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (a)	1,120,000	1,143,800
Laureate Education, Inc. 8.25% 5/1/25 (a)	5,525,000	6,008,438
		40,783,904
Super Retail - 0.3%
The William Carter Co. 5.625% 3/15/27 (a)	4,085,000	4,284,144
Technology - 4.2%
Ascend Learning LLC:
6.875% 8/1/25 (a)	570,000	590,663
6.875% 8/1/25 (a)	4,405,000	4,564,681
Ensemble S Merger Sub, Inc. 9% 9/30/23 (a)	1,525,000	1,576,469
Fair Isaac Corp. 5.25% 5/15/26 (a)	1,490,000	1,570,088
Nuance Communications, Inc. 5.625% 12/15/26	4,595,000	4,847,725
Open Text Corp. 5.875% 6/1/26 (a)	3,300,000	3,521,793
Qorvo, Inc. 5.5% 7/15/26	4,150,000	4,371,195
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (a)	16,310,000	17,467,195
SS&C Technologies, Inc. 5.5% 9/30/27 (a)	5,380,000	5,595,200
Symantec Corp.:
4.2% 9/15/20	2,145,000	2,178,860
5% 4/15/25 (a)	8,490,000	8,662,674
TTM Technologies, Inc. 5.625% 10/1/25 (a)	8,885,000	8,662,875
		63,609,418
Telecommunications - 10.4%
Altice Financing SA:
6.625% 2/15/23 (a)	2,450,000	2,526,563
7.5% 5/15/26 (a)	9,405,000	9,851,738
Altice Finco SA:
7.625% 2/15/25 (a)	7,260,000	7,042,200
8.125% 1/15/24 (a)	2,320,000	2,395,400
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (a)	2,620,000	2,741,306
7.5% 10/15/26 (a)	7,910,000	8,443,925
Citizens Utilities Co. 7.05% 10/1/46	11,825,000	6,119,438
Cogent Communications Group, Inc. 5.375% 3/1/22 (a)	2,450,000	2,554,125
Frontier Communications Corp. 8% 4/1/27 (a)	3,890,000	4,059,021
Intelsat Jackson Holdings SA 8.5% 10/15/24 (a)	4,390,000	4,379,464
Level 3 Financing, Inc.:
5.375% 1/15/24	14,510,000	14,707,626
5.375% 5/1/25	120,000	123,600
Millicom International Cellular SA:
6% 3/15/25 (a)	945,000	980,438
6.625% 10/15/26 (a)	6,925,000	7,552,578
Neptune Finco Corp. 6.625% 10/15/25 (a)	9,465,000	10,056,563
Sable International Finance Ltd. 6.875% 8/1/22 (a)	1,659,000	1,712,918
SFR Group SA:
7.375% 5/1/26 (a)	10,520,000	11,210,375
8.125% 2/1/27 (a)	1,710,000	1,861,763
Sprint Communications, Inc. 6% 11/15/22	10,315,000	10,959,688
Sprint Corp.:
7.125% 6/15/24	4,865,000	5,308,931
7.875% 9/15/23	10,375,000	11,529,219
T-Mobile U.S.A., Inc. 6% 4/15/24	5,105,000	5,328,395
Telecom Italia Capital SA:
6% 9/30/34	2,620,000	2,659,300
6.375% 11/15/33	1,470,000	1,543,794
Telecom Italia SpA 5.303% 5/30/24 (a)	9,255,000	9,775,594
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (a)	5,000,000	5,060,000
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (a)	1,915,000	1,943,725
6.375% 5/15/25	6,040,000	6,191,906
		158,619,593
Transportation Ex Air/Rail - 1.0%
Avolon Holdings Funding Ltd.:
5.125% 10/1/23 (a)	4,539,000	4,823,141
5.25% 5/15/24 (a)	2,500,000	2,683,550
5.5% 1/15/23 (a)	6,980,000	7,462,318
		14,969,009
Utilities - 3.5%
DCP Midstream Operating LP 5.125% 5/15/29	3,700,000	3,811,000
Global Partners LP/GLP Finance Corp.:
7% 6/15/23	3,105,000	3,182,625
7% 8/1/27 (a)	3,400,000	3,408,500
InterGen NV 7% 6/30/23 (a)	14,217,000	12,937,470
NRG Energy, Inc.:
5.25% 6/15/29 (a)	3,140,000	3,308,147
5.75% 1/15/28	2,180,000	2,321,700
NRG Yield Operating LLC 5% 9/15/26	1,735,000	1,735,000
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	2,649,633	2,845,043
Talen Energy Supply LLC:
6.5% 6/1/25	1,915,000	1,541,575
10.5% 1/15/26 (a)	6,212,000	5,839,280
The AES Corp. 5.125% 9/1/27	1,700,000	1,799,620
Vistra Operations Co. LLC:
5% 7/31/27 (a)	2,950,000	3,020,063
5.5% 9/1/26 (a)	8,035,000	8,396,575
		54,146,598

TOTAL NONCONVERTIBLE BONDS		1,386,265,663

TOTAL CORPORATE BONDS
(Cost $1,368,863,379)		1,394,869,575
	Shares	Value

Common Stocks - 1.2%
Automotive & Auto Parts - 0.0%
Chassix Holdings, Inc. warrants 7/29/20 (e)(f)	48,708	314,167
Food & Drug Retail - 0.9%
Southeastern Grocers, Inc. (e)(f)	436,231	13,946,305
Metals/Mining - 0.0%
Aleris Corp. (e)(f)	46,900	0
Elah Holdings, Inc. (f)	333	19,980

TOTAL METALS/MINING		19,980

Utilities - 0.3%
Vistra Energy Corp.	159,170	3,415,788
TOTAL COMMON STOCKS
(Cost $19,404,139)		17,696,240

Convertible Preferred Stocks - 0.1%
Telecommunications - 0.1%
Crown Castle International Corp. Series A, 6.875%
(Cost $1,400,000)	1,400	1,685,880
	Principal Amount	Value

Bank Loan Obligations - 1.3%
Energy - 0.4%
California Resources Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.9911% 12/31/22 (b)(g)	4,110,000	3,910,665
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.825% 5/7/25 (b)(g)	1,762,200	1,713,740
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 8.2344% 3/1/24 (b)(g)	1,735,000	767,738

TOTAL ENERGY		6,392,143

Insurance - 0.2%
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2663% 4/25/25 (b)(g)	3,605,621	3,565,779
Telecommunications - 0.7%
Frontier Communications Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.99% 6/15/24 (b)(g)	8,690,032	8,581,406
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2344% 2/1/24 (b)(g)	2,024,982	2,001,351

TOTAL TELECOMMUNICATIONS		10,582,757

TOTAL BANK LOAN OBLIGATIONS
(Cost $20,705,841)		20,540,679

Preferred Securities - 2.5%
Banks & Thrifts - 2.2%
Bank of America Corp. 6.25% (b)(h)	10,115,000	11,037,083
Barclays PLC:
7.75% (b)(h)	1,690,000	1,721,688
7.875% (Reg. S) (b)(h)	6,715,000	6,983,600
Royal Bank of Scotland Group PLC:
7.5% (b)(h)	4,950,000	5,030,438
8.625% (b)(h)	2,080,000	2,212,600
Wells Fargo & Co. 5.9% (b)(h)	5,950,000	6,314,438

TOTAL BANKS & THRIFTS		33,299,847

Energy - 0.3%
DCP Midstream Partners LP 7.375% (b)(h)	1,740,000	1,712,960
Summit Midstream Partners LP 9.5% (b)(h)	3,400,000	2,541,500

TOTAL ENERGY		4,254,460

TOTAL PREFERRED SECURITIES
(Cost $37,370,713)		37,554,307
	Shares	Value

Money Market Funds - 2.6%
Fidelity Cash Central Fund 2.43% (i)
(Cost $39,228,913)	39,224,006	39,231,851
TOTAL INVESTMENT IN SECURITIES - 99.2%
(Cost $1,486,972,985)		1,511,578,532
NET OTHER ASSETS (LIABILITIES) - 0.8%		12,729,931
NET ASSETS - 100%		$1,524,308,463

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $835,702,390 or 54.8% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Non-income producing - Security is in default.

 (e) Level 3 security

 (f) Non-income producing

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$185,817
Total	$185,817

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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